16. Critical Accounting Estimates and Judgments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Critical Accounting Estimates And Judgments Details Abstract
Impairment of investment in associate	$ 0	$ 3,608,038	$ 0